Financial Instruments - Additional Information (Detail) - CNY (¥)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Estimated fair value of the Group's long term guaranteed notes	¥ 142,145,000,000	¥ 134,583,000,000
Amounts transferred between different levels of fair value hierarchy	¥ 0